SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Exchange Rates And Linkage Bases

2.Details of the CPI (2016 base) and the representative exchange rates are as follows:

		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2021	103.9	3.110	3.520
December 31, 2020	101.1	3.215	3.944
December 31, 2019	101.8	3.456	3.878

	%

December 31, 2021	2.8	(3.3)	(10.8)
December 31, 2020	(0.7)	(7.0)	1.7
December 31, 2019	0.6	(7.8)	(10.0)

Activity In The Allowance For Doubtful Accounts

The activity in the allowance for doubtful accounts is as follows:

	Year ended December 31,
	2021	2020	2019

Opening balance	214	227	170
Provision for doubtful accounts	3	81	71
Customers write-offs/collection during the year	(52)	(111)	(31)
Foreign currency translation adjustments	8	17	17

Closing balance	173	214	227

Fixed Assets Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation and impairment losses. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Machinery and equipment	5-33
Leasehold improvements	6-33
Motor vehicles	10-15
Office furniture and equipment	6-15

Schedule of Assumptions for Binomial Option Pricing Model

The following assumptions were used in the B&S option pricing model for the three year period ended December 31, 2021:

	2021	2020	2019

Dividend yield	0%	0%	0%
Expected volatility	76%-79%	86%	76%
Risk-free interest	0.7%-1.3%	0.51%	1.47%
Expected term	6.25 years	7 years	7 years
Forfeiture rate	0%	0%	0%

Schedule of Accumulated Other Comprehensive Loss, Net

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2021	2020	2019

Foreign currency translation adjustments	563	674	139

Total accumulated other comprehensive income	563	674	139